Offsets	Apr. 08, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Stardust Power Inc.
Form or Filing Type	S-3
File Number	333-288954
Initial Filing Date	Jul. 25, 2025
Fee Offset Claimed	$ 13,810.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	100,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 90,202,483.00
Offset Note	The Registrant registered under the Registration Statement on Form S-3 (No. 333-288954), initially filed on July 25, 2025 (as amended, the "Prior Registration Statement"), such indeterminate number of Common Shares, Preferred Shares, Debt Securities, Warrants, Purchase Contracts, Units and Subscription Rights of the Registrant as shall have an aggregate offering price not to exceed $100 million.
Termination / Withdrawal Statement	The Registrant previously paid $15,310 in registration fees with respect to the Prior Registration Statement, pertaining to the registration of $100 million of securities of the Registrant. The Prior Registration Statement did not become effective, and the Registrant has submitted a request to withdraw the Prior Registration Statement. No offerings were made under the Prior Registration Statement and, therefore, all prior registration fees are available pursuant to Rule 457(p) under the Securities Act of 1933, as amended. As the total filing fee required for this Registration Statement is $13,810, taking into consideration an available offset of $13,810 from the Prior Registration Statement, there is no net amount due for this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Stardust Power Inc.
Form or Filing Type	S-3
File Number	333-288954
Filing Date	Jul. 25, 2025
Fee Paid with Fee Offset Source	$ 13,810.00
Offset Note	The Registrant previously paid $15,310 in registration fees with respect to the Prior Registration Statement, pertaining to the registration of $100 million of securities of the Registrant. The Prior Registration Statement did not become effective, and the Registrant has submitted a request to withdraw the Prior Registration Statement. No offerings were made under the Prior Registration Statement and, therefore, all prior registration fees are available pursuant to Rule 457(p) under the Securities Act of 1933, as amended. As the total filing fee required for this Registration Statement is $13,810, taking into consideration an available offset of $13,810 from the Prior Registration Statement, there is no net amount due for this Registration Statement.